Long Term Debt (Details)	12 Months Ended		12 Months Ended			12 Months Ended
	Oct. 31, 2011 USD ($)	Oct. 31, 2010 USD ($)	Oct. 31, 2011 Canadian Government Loan [Member] USD ($)	Oct. 31, 2011 Canadian Government Loan [Member] CAD	Oct. 31, 2010 Canadian Government Loan [Member] USD ($)	Oct. 31, 2011 Unsecured Senior Revolving Credit Facility [Member] USD ($)
Schedule of long-term debt [Abstract]
Total long-term debt	$ 44,330,000	$ 44,150,000
Current portion of long-term debt	(4,156,000)	(4,050,000)
Long-term debt	40,174,000	40,100,000
Canadian government loan [Abstract]
Carrying value of non-interest-bearing Canadian government loan			44,100,000		43,900,000
Effective discount interest rate applied (in hundredths)			7.02%	7.02%
Debt repayments per year			4,000,000	4,000,000
Remaining balance due			Apr. 01, 2015	Apr. 01, 2015
Fair value of government loan			52,100,000		53,100,000
Maturity date of long-term debt, earliest	2012
Maturity date of long-term debt, latest	2015					2014-06-06
Unsecured senior revolving credit facility [Abstract]
Maximum amount of committed credit facility						75,000,000
Term of credit facility (in years)						3Y
Outstanding letters of credit issued under this credit facility						19,700,000
Principal repayments of long-term debt [Abstract]
2012	4,156,000
2013	3,941,000
2014	3,816,000
2015	32,417,000
2016	0
Thereafter	0
Total long-term debt	$ 44,330,000	$ 44,150,000